Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
Telephone: (215) 564-8000

April 15, 2010

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention: James O’Connor

RE:         Delaware Pooled Trust (the “Registrant”)
File Nos. 811-06322; 033-40991

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 67 (the “Amendment”) to the Registration Statement of the Registrant.  The Registrant is filing this Amendment for the purpose of adding a new series of shares to the Registrant, to be designated as The Delaware Macquarie Real Estate Portfolio (the “Fund”).

Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment.

As noted on the facing sheet, the Amendment relates only to the Fund, and the Amendment does not affect the prospectuses and statement of additional information of the Registrant’s other series of shares.

If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

                                                                                                                                                                    Very truly yours,

                                                                                                   /s/Jonathan M. Kopcsik
                                                                                                                                                                   Jonathan M. Kopcsik

cc:           Bruce G. Leto
Kathryn R. Williams